Taxes	12 Months Ended
Dec. 31, 2013
Taxes
Taxes

Note N.

Taxes

($ in millions)

For the year ended December 31:	2013	2012	2011
Income before income taxes
U.S. operations	$6,857	$9,668	$9,716
Non-U.S. operations	12,667	12,234	11,287
Total income before income taxes	$19,524	$21,902	$21,003
The provision for income taxes by geographic operations is as follows:

($ in millions)

For the year ended December 31:	2013	2012	2011
U.S. operations	$993	$2,582	$2,141
Non-U.S. operations	2,048	2,716	3,007
Total provision for income taxes	$3,041	$5,298	$5,148
The components of the provision for income taxes by taxing jurisdiction are as follows:

($ in millions)

For the year ended December 31:	2013	2012	2011
U.S. federal
Current	$1,406	$1,361	$268
Deferred	(652)	403	909
	754	1,764	1,177
U.S. state and local
Current	178	134	429
Deferred	(321)	289	81
	(143)	423	510
Non-U.S.
Current	3,067	3,006	3,239
Deferred	(637)	105	222
	2,430	3,111	3,461
Total provision for income taxes	3,041	5,298	5,148
Provision for social security, real estate, personal property
and other taxes	4,198	4,331	4,289
Total taxes included in net income	$7,239	$9,629	$9,437
A reconciliation of the statutory U.S. federal tax rate to the company’s effective tax rate is as follows:

For the year ended December 31:	2013*	2012*	2011*
Statutory rate	35%	35%	35%
Foreign tax differential	(14)	(11)	(10)
State and local	(0)	1	2
Domestic incentives	(3)	(1)	(1)
Other	(2)	(0)	(1)
Effective rate	16%	24%	25%

* Percentages rounded for disclosure purposes.

The significant components reflected within the tax rate reconciliation above labeled “Foreign tax differential” include the effects of foreign subsidiaries’ earnings taxed at rates other than the U.S. statutory rate, foreign export incentives, the U.S. tax impacts of non-U.S. earnings repatriation and any net impacts of intercompany transactions. These items also reflect audit settlements or changes in the amount of unrecognized tax benefits associated with each of these items.

In the fourth quarter of 2013, the Internal Revenue Service (IRS) concluded its examination of the company’s income tax returns for 2008 through 2010 and issued a final Revenue Agent Report (RAR). The company agreed with all of the adjustments. The company has redetermined its unrecognized tax benefits, including similar items in open tax years, based on the agreed adjustments in the RAR and associated information and analysis.

The 2013 effective tax rate benefitted by 11.5 points from the completion of the IRS examination discussed above including associated reserve redeterminations. In addition, the effective tax rate also benefitted from the company’s geographic mix of pre-tax income and incentives, the impact of foreign tax credits, benefits realized during the year related to the American Taxpayer Relief Act, a favorable tax agreement which required a reassessment of certain valuation allowances on deferred taxes and certain non-U.S. audit settlements.

These benefits were partially offset by 2013 tax charges related to certain intercompany payments made by foreign subsidiaries and the tax costs associated with the intercompany licensing of certain IP.

The effect of tax law changes on deferred tax assets and liabilities did not have a material impact on the company’s effective tax rate.

The significant components of deferred tax assets and liabilities that are recorded in the Consolidated Statement of Financial Position were as follows:

Deferred Tax Assets

($ in millions)

At December 31:	2013	2012*
Retirement benefits	$3,704	$5,870
Share-based and other compensation	1,262	1,666
Domestic tax loss/credit carryforwards	982	954
Deferred income	964	1,018
Foreign tax loss/credit carryforwards	651	681
Bad debt, inventory and warranty reserves	592	586
Depreciation	382	456
Other	1,774	1,659
Gross deferred tax assets	10,311	12,890
Less: valuation allowance	734	1,187
Net deferred tax assets	$9,577	$11,703

* Reclassified to conform with 2013 presentation.

Deferred Tax Liabilities

($ in millions)

At December 31:	2013	2012*
Depreciation	$1,346	$1,378
Retirement benefits	1,219	257
Goodwill and intangible assets	1,173	957
Leases	1,119	2,216
Software development costs	558	542
Deferred transition costs	424	440
Other	841	993
Gross deferred tax liabilities	$6,680	$6,783

* Reclassified to conform with 2013 presentation.

For income tax return purposes, the company has foreign and domestic loss carryforwards, the tax effect of which is $626 million, as well as domestic and foreign credit carryforwards of $1,007 million. Substantially all of these carryforwards are available for at least two years or are available for 10 years or more.

The valuation allowance at December 31, 2013 principally applies to certain foreign, state and local loss carryforwards that, in the opinion of management, are more likely than not to expire unutilized. However, to the extent that tax benefits related to these carryforwards are realized in the future, the reduction in the valuation allowance will reduce income tax expense.

The amount of unrecognized tax benefits at December 31, 2013 decreased by $1,214 million in 2013 to $4,458 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ in millions)

	2013	2012	2011
Balance at January 1	$5,672	$5,575	$5,293
Additions based on tax positions related to the current year	829	401	672
Additions for tax positions of prior years	417	215	379
Reductions for tax positions of prior years (including
impacts due to a lapse in statute)	(2,201)	(425)	(538)
Settlements	(259)	(94)	(231)
Balance at December 31	$4,458	$5,672	$5,575

The additions to unrecognized tax benefits related to the current and prior years are primarily attributable to non-U.S. issues, certain tax incentives and credits, acquisition-related matters and state issues. The settlements and reductions to unrecognized tax benefits for tax positions of prior years are primarily attributable to the completion of the IRS examination for 2008 – 2010, non-U.S. audits and impacts due to lapses in statutes of limitation

 .

In April 2010, the company appealed the determination of a non-U.S. taxing authority with respect to certain foreign tax losses. The tax benefit of these losses totals $1,141 million as of December 31, 2013. The 2013 decrease was driven by currency and has been included in the 2013 reductions for tax positions of prior years. In April 2011, the company received notification that the appeal was denied. In June 2011, the company filed a lawsuit challenging this decision. The company filed its latest brief in December 2013. No final determination has been reached on this matter.

The liability at December 31, 2013 of $4,458 million can be reduced by $556 million of offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments. The net amount of $3,902 million, if recognized, would favorably affect the company’s effective tax rate. The net amounts at December 31, 2012 and 2011 were $5,099 million and $5,090 million, respectively.

Interest and penalties related to income tax liabilities are included in income tax expense. During the year ended December 31, 2013, the company recognized a $93 million benefit in interest expense and penalties; in 2012, the company recognized $134 million in interest expense and penalties, and in 2011, the company recognized a $129 million in interest expense and penalties. The company has $417 million for the payment of interest and penalties accrued at December 31, 2013, and had $533 million accrued at December 31, 2012.

Within the next 12 months, the company believes it is reasonably possible that the total amount of unrecognized tax benefits associated with certain positions may be reduced. The company expects that certain foreign and state issues may be concluded in the next 12 months. The company estimates that the unrecognized tax benefits at December 31, 2013 could be reduced by approximately $101 million.

The company is subject to taxation in the U.S. and various state and foreign jurisdictions. With respect to major U.S. state and foreign taxing jurisdictions, the company is generally no longer subject to tax examinations for years prior to 2008. The company is no longer subject to income tax examination of its U.S. federal tax return for years prior to 2011. The open years contain matters that could be subject to differing interpretations of applicable tax laws and regulations related to the amount and/or timing of income, deductions and tax credits. Although the outcome of tax audits is always uncertain, the company believes that adequate amounts of tax and interest have been provided for any adjustments that are expected to result for these years.

In the fourth quarter of 2013, the company received a draft tax assessment notice for approximately $866 million from the Indian Tax Authorities for 2009. The company believes it will prevail on these matters and that this amount is not a meaningful indicator of liability. At December 31, 2013, the company has recorded $433 million as prepaid income taxes in India. A significant portion of this balance represents cash tax deposits paid over time to protect the company’s right to appeal various income tax assessments made by the Indian Tax Authorities.

The company has not provided deferred taxes on $52.3 billion of undistributed earnings of non-U.S. subsidiaries at December 31, 2013, as it is the company’s policy to indefinitely reinvest these earnings in non-U.S. operations. However, the company periodically repatriates a portion of these earnings to the extent that it does not incur an additional U.S. tax liability. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.